JPMorgan Investor Growth and Income Fund Expense Example - R6 Shares [Member] - JPMorgan Investor Growth and Income Fund - Class R6	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567